Vessels held for sale	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
VESSELS HELD FOR SALE
NOTE 6: VESSELS HELD FOR SALE

During April 2016, Navios Acquisition entered into two separate Memoranda of Agreement (“MOA”) with an unaffiliated third party, for the disposal of the Nave Constellation, a 2013-built chemical tanker of 45,281 dwt, and the Nave Universe, a 2013-built chemical tanker of 45,513 dwt, for an aggregate sale price of $74,600. Both vessels are subject to an existing time charter and management has committed to a plan to sell the vessels within the next twelve months. As of June 30, 2016, the vessels have been classified as held for sale as the relevant criteria for the classification were met and, therefore, they are presented in the condensed consolidated balance sheets as held for sale. The sale of the vessels is expected to result in a gain and therefore, the vessels are reflected at their carrying value of $62,072. Proceeds from the sale of the vessels will be used to fully repay the outstanding amount of the HSH Nordbank AG credit facility (See Note 10).